Applicable laws and regulations (Tables)	12 Months Ended
Dec. 31, 2025
Applicable laws and regulations
Schedule of applicable laws and regulations
The information corresponding to the total capital adequacy index is as follows:

	December 31,
	2025	2024
Ordinary primary capital, net of adjustments	1,322,970	1,195,914
Capital funds	1,675,484	1,341,031
Risk-weighted assets	10,822,730	9,873,772
Ordinary capital index	12.2%	12.1%
Ordinary capital total	14.1%	12.1%
Capital adequacy index	15.5%	13.6%

Schedule of leverage ratio cannot be lower, at any time, than 3%. The bank will inform to SBP as often as the compliance with the leverage ratio is determined
The table below presents the Bank´s leverage ratio in compliance with Article No.17 of Rule No. 1-2015:

	December 31,
	2025	2024
Ordinary capital	1,322,970	1,195,914
Non-risk-weighted assets	13,402,426	12,220,660
Leverage ratio	9.88%	9.79%

Schedule of regulatory reserves
Below is a list of the regulatory reserves that the Bank maintains in accordance with the Prudential Standards of the SBP:

	December 31,
	2025	2024
Dynamic provision	154,538	145,117
Regulatory reserve for individual credits	4,555	4,549
Total regulatory reserves	159,093	149,666

Schedule of Percentages Applicable to Conditional Charges	After two years, if the Bank has not made the write-off, it must create a reserve in the equity account, through the appropriation of retained earnings, which will be charged to the value of the loan net of the provisions already established, according to the percentages established in the following table:

Period	Percentage applicable
At the beginning of the third year	50%
At the beginning of the fourth year	50%

Schedule of based on the classification of risks, collateral and in compliance with SBP Rule No. 4 2013
Based on the classification of risks, collateral and in compliance with SBP Rule No. 4-2013, the Bank classified the loan portfolio as follows:

	December 31, 2025
	Normal	Special mention	Substandard	Doubtful	Unrecoverable	Total
Loans at amortized cost
Corporations	6,195,013	101,333	—	26,933	11,775	6,335,054
Financial institutions:
Private	2,401,466	—	—	—	—	2,401,466
State-owned	250,036	—	—	—	—	250,036
	2,651,502	—	—	—	—	2,651,502
Sovereign	118,169	—	—	—	—	118,169
Total	8,964,684	101,333	—	26,933	11,775	9,104,725

Loans at FVOCI
Corporations	52,261	—	—	—	—	52,261
Financial institutions:
Private	19,363	—	—	—	—	19,363
State-owned	4,952	—	—	—	—	4,952
Total	76,576	—	—	—	—	76,576

Total loans	9,041,260	101,333	—	26,933	11,775	9,181,301

Specific Provision	—	20,267	—	21,546	7,220	49,033

Allowance for loan
losses under IFRS (*):	34,406	30,891	—	20,126	8,853	94,276

	December 31, 2024
	Normal	Special mention	Substandard	Doubtful	Unrecoverable	Total
Loans at amortized cost
Corporations	5,294,002	46,959	—	6,933	10,107	5,358,001
Financial institutions:
Private	2,521,065	—	—	—	—	2,521,065
State-owned	413,775	—	—	—	—	413,775
	2,934,840	—	—	—	—	2,934,840
Sovereign	82,331	—	—	—	—	82,331
Total	8,311,173	46,959	—	6,933	10,107	8,375,172

Specific provision	—	9,392	—	5,546	5,558	20,496

Allowance for loan
losses IFRS (1):	51,427	14,248	—	5,441	7,042	78,158
(1) As of December 31, 2025, and 2024, there is no excess in the specific provision calculated in accordance with Rule No. 8-2014 of the SBP, over the provision calculated in accordance with IFRS.
Below is the classification of the loan portfolio by maturity profile based on Rule No. 4-2013 and modified by Rule No. 8-2014:

	December 31, 2025
	Current	Past due	Delinquent	Total
Loans at amortized cost
Corporations	6,298,014	20,000	17,040	6,335,054
Financial institutions:
Private	2,401,466	—	—	2,401,466
State-owned	250,036	—	—	250,036
	2,651,502	—	—	2,651,502
Sovereign	118,169	—	—	118,169
Total	9,067,685	20,000	17,040	9,104,725

Loans at FVOCI
Corporations	52,261	—	—	52,261
Financial institutions:
Private	19,363	—	—	19,363
State-owned	4,952	—	—	4,952
Total	76,576	—	—	76,576

Total loans	9,144,261	20,000	17,040	9,181,301

	December 31, 2024
	Current	Past due	Delinquent	Total
Loans at amortized cost
Corporations	5,347,894	—	10,107	5,358,001
Financial institutions:
Private	2,521,065	—	—	2,521,065
State-owned	413,775	—	—	413,775
	2,934,840	—	—	2,934,840
Sovereign	82,331	—	—	82,331
Total	8,365,065	—	10,107	8,375,172

Schedule of statutory purposes only, non-accruing loans
In accordance with Rule No. 4-2013, as amended by Rule No. 8-2014, non-accruing loans are presented by category as follows:

	December 31, 2025
	Normal	Special mention	Substandard	Doubtful	Unrecoverable	Total
Loans at amortized cost
Impaired loans	—	—	—	26,933	11,775	38,708
Total	—	—	—	26,933	11,775	38,708

	December 31, 2024
	Normal	Special mention	Substandard	Doubtful	Unrecoverable	Total
Loans at amortized cost
Impaired loans	—	—	—	6,933	10,107	17,040
Total	—	—	—	6,933	10,107	17,040

	December 31,
	2025	2024
Non-accrual loans:
Private corporations	38,708	17,040

Interest that would have been reversed had the loans not been classified as non-accrual.	1,302	474